Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
NOTE 9:-	LEASES

a.	Disclosures for leases in which the Company acts as lessee:

1.	The Group companies have entered into leases of buildings and motor vehicles which are used for their ongoing operations.

2.	The Company’s leases of buildings have a lease term of 2-10 years whereas leases of motor vehicles have lease terms of 3-4 years.

3.	Information on leases:

	Year ended December 31,
	2023	2022	2021
	USD in thousands

Interest expense on lease liabilities	181	258	210
Total cash outflow for leases	1,711	2,240	1,175

b.	Lease extension and termination options:

The Company has leases that include both extension and termination options. These options provide flexibility in managing the leased assets and align with the Company’s business needs.

The Company exercises significant judgement in deciding whether it is reasonably certain that the extension and termination options will be exercised.

In leases that contain noncancelable lease periods of 3-10 years, the Company did not include in the lease term the exercise of extension options existing in the lease agreements.

In leases of motor vehicles, the Company does not include in the lease term the exercise of extension options since the Company does not ordinarily exercise options that extend the lease period beyond five years (without the extension option).

c.	Disclosures in respect of right-of-use assets, net:

2023

	Office lease	Motor Vehicles	Total
	USD in thousands
Cost:

Balance as of January 1, 2023	7,231	1,794	9,025
Additions during the year:
New leases	-	643	643
Terminated lease	(2,961)	(80)	(3,041)
Classification	-	71	71
Adjustments arising from indexation	137	-	137
Other	(19)	-	(19)
Adjustments arising from translating financial statements from functional currency to presentation currency	(264)	(10)	(274)

Balance as of December 31, 2023	4,124	2,418	6,542

Accumulated depreciation:

Balance as of January 1, 2023	1,528	990	2,518
Additions during the year:
Depreciation in the year	1,033	530	1,563
Adjustments arising from translating financial statements from functional currency to presentation currency	(28)	(20)	(49)

Balance as of December 31, 2023	2,533	1,500	4,032

Depreciated cost as of December 31, 2023	1,591	918	2,510

2022

	Office lease	Motor Vehicles	Total
	USD in thousands
Cost:

Balance as of January 1, 2022	7,510	1,262	8,772
Additions during the year:
New leases	243	711	954
Adjustments arising from indexation	379	-	379
Adjustments arising from translating financial statements from functional currency to presentation currency	(901)	(179)	(1,080)

Balance as of December 31, 2022	7,231	1,794	9,025

Accumulated depreciation:

Balance as of January 1, 2022	168	369	537
Additions during the year:
Depreciation in the year	1,445	695	2,140
Adjustments arising from translating financial statements from functional currency to presentation currency	(85)	(74)	(159)

Balance as of December 31, 2022	1,528	990	2,518

Depreciated cost as of December 31, 2022	5,703	804	6,507

d.	As for an analysis of maturity dates of lease liabilities, see Note 16c.

e.	The Company has leases of motor vehicles for a period of up to 12 months and low value leases of office furniture. The Company applies the practical expedient in IFRS 16 in respect of these leases and recognizes lease payments as an expense using the straight-line method over the lease term.

f.	Lease commitments:

1.	In May 2017, the Company entered into a lease of offices in an area of 1,600 sq.m. in the city of Or Yehuda, Israel. The lease is for a period of ten years with an option for extension by another five years. The monthly lease fees are approximately NIS 110 thousand ($30 thousand), linked to the CPI of May 2017 with the addition of VAT. The lease period began on April 1, 2018.

2.	In 2019, the Company entered into an agreement for the lease of offices in Tel-Aviv for a period of two years with an option for extension by another two years. In 2022 the Company extended the agreement for two more years. The lease fees are approximately NIS 18 thousand ($5 thousand) a month linked to the CPI plus VAT. The lease period began on June 19, 2022 and early terminated on June 15, 2023.

3.	In 2021, the Company entered into an agreement for the lease of offices in Tel-Aviv for a period of five years with an option for extension by another five years. The lease fees are approximately NIS 300 thousand ($81 thousand) a month linked to the CPI month plus VAT. The lease period began on August 15, 2021. The Company early terminated in September 2023.